REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
REVENUE.
Disclosure of disaggregation of revenue from contracts with customers

	2021			2020
	Brazil	Mexico	Total	Brazil	Mexico	Total
Gold	$141,333	$12,872	$154,205	$223,272	$12,841	$236,113
Silver	295	28,170	28,465	487	22,473	22,960
Lead	—	2,686	2,686	—	2,180	2,180
Zinc	—	4,116	4,116	—	3,161	3,161
Ore processing revenue	—	—	—	—	34	34
Smelting and refining charges	(46)	(3,812)	(3,858)	(69)	(4,031)	(4,100)
Revenue from contracts with customers	$141,582	$44,032	$185,614	$223,690	$36,658	$260,348
Changes in fair value from provisional pricing	—	64	64	—	457	457
Total revenue	$141,582	$44,096	$185,678	$223,690	$37,115	$260,805

Schedule of Revenue by Major Customers by Reporting Segments

Customer	Geographical Market	2021	2020
Customer A	Brazil	$80,552	$122,303
Customer B	Brazil	49,957	64,426
Customer C	Brazil	11,073	36,961
Customer D	Mexico (Guanajuato)	21,687	21,281
Customer E	Mexico (Topia)	18,686	13,950
Other	Mexico	3,723	1,884
		$185,678	$260,805